REGULATORY FRAMEWORK (Details 2)	12 Months Ended
Dec. 31, 2022
Minimum Remuneration To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
Technology / Scale	Large CC Capacity > 150 MW
SE No. 31/20 (AR$ / MW-month)	100,650
SE No. 440/21 (AR$ / MW-month)	129,839
SE No. 238/22 (AR$ / MW-month)	185,670
SE No. 826/22 (AR$ / MW-month)	245,084
Minimum Remuneration To Thermal Generators 1 [Member]
IfrsStatementLineItems [Line Items]
Technology / Scale	Large TV Capacity > 100 MW
SE No. 31/20 (AR$ / MW-month)	143,550
SE No. 440/21 (AR$ / MW-month)	185,180
SE No. 238/22 (AR$ / MW-month)	264,807
SE No. 826/22 (AR$ / MW-month)	349,546
Minimum Remuneration To Thermal Generators 2 [Member]
IfrsStatementLineItems [Line Items]
Technology / Scale	Small TV Capacity ≤ 100 MW
SE No. 31/20 (AR$ / MW-month)	171,600
SE No. 440/21 (AR$ / MW-month)	221,364
SE No. 238/22 (AR$ / MW-month)	316,551
SE No. 826/22 (AR$ / MW-month)	417,847
Minimum Remuneration To Thermal Generators 3 [Member]
IfrsStatementLineItems [Line Items]
Technology / Scale	Large GT Capacity > 50 MW
SE No. 31/20 (AR$ / MW-month)	117,150
SE No. 440/21 (AR$ / MW-month)	151,124
SE No. 238/22 (AR$ / MW-month)	216,107
SE No. 826/22 (AR$ / MW-month)	285,262